Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases under IFRS 16
Summary of changes in right-of-use assets

	2021	2020
Balance at January 1	215,120	279,249
Additions to right-of-use assets	31,642	—
Modification of right-of-use assets	13,618	10,754
Depreciation charge for the year	(81,349)	(75,182)
Translation difference	(31)	299
Balance at December 31	179,000	215,120

Summary of changes in lease liabilities

	2021	2020
Balance at January 1	241,997	290,618
New leases	31,642	—
Modification of leases	13,618	10,754
Interest on lease liabilities	20,466	26,334
Payment of interest on lease liabilities	(20,466)	(26,334)
Payment of lease liabilities	(90,166)	(59,737)
Translation difference	(46)	362
Balance at December 31	197,045	241,997
including:
Current portion	100,864	77,752
Non-current portion	96,181	164,245

Summary of information about lease costs recognized

(iii)  Amounts recognized in the consolidated statement of income and comprehensive income

	2021	2020	2019
Leases under IFRS 16
Interest on lease liabilities	20,466	26,334	32,941
Depreciation charge on right-of-use assets	81,349	75,182	74,365
Expenses relating to short-term leases	48,410	16,995	16,394
Total	150,225	118,511	123,700

(iv)  Amounts recognized in the consolidated statement of cash flows

	2021	2020	2019
Total cash outflow for leases	159,042	103,065	110,710